Right-of-use asset - Schedule of right-of-use asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	$ 0	$ 95,851
Additions	179,755
Amortization	(8,300)	(5,991)
Impairment	0	(89,860)	$ (50,888)
Effects of foreign exchange	(3,148)
Ending balance	$ 168,307	$ 0	$ 95,851